UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of June 30, 2006 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 10.1%
Automobiles 0.8%
Toyota Motor Corp. (ADR)	356,330	37,268,555
Hotels Restaurants & Leisure 2.0%
McDonald's Corp.	1,643,350	55,216,560
Starwood Hotels & Resorts Worldwide, Inc.	513,070	30,958,644

		86,175,204
Household Durables 1.1%
Black & Decker Corp.	573,920	48,473,283
Media 2.5%
Comcast Corp. "A"*	480,030	15,716,182
News Corp. "A"	1,976,900	37,916,942
Omnicom Group, Inc.	206,100	18,361,449
Time Warner, Inc.	1,021,010	17,663,473
Walt Disney Co.	669,290	20,078,700

		109,736,746
Multiline Retail 1.8%
Federated Department Stores, Inc.	794,690	29,085,654
J.C. Penney Co., Inc.	753,910	50,896,464

		79,982,118
Specialty Retail 0.7%
Staples, Inc.	1,291,140	31,400,525
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.*	955,470	28,568,553
Polo Ralph Lauren Corp.	458,090	25,149,141

		53,717,694
Consumer Staples 9.5%
Beverages 4.0%
Coca-Cola Co.	1,522,370	65,492,357
PepsiCo, Inc.	1,833,000	110,053,320

		175,545,677
Food Products 0.6%
Kellogg Co.	530,500	25,692,115
Household Products 3.3%
Procter & Gamble Co.	2,658,090	147,789,804
Tobacco 1.6%
Altria Group, Inc.	947,800	69,596,954
Energy 9.6%
Energy Equipment & Services 1.8%
Cameron International Corp.*	767,960	36,685,449

Schlumberger Ltd.	638,440	41,568,829

		78,254,278
Oil, Gas & Consumable Fuels 7.8%
ExxonMobil Corp.	2,437,138	149,518,416
Hess Corp.	976,720	51,619,652
Marathon Oil Corp.	104,300	8,688,190
Occidental Petroleum Corp.	649,460	66,602,123
Talisman Energy, Inc.	1,311,040	22,916,979
Valero Energy Corp.	678,480	45,132,490

		344,477,850
Financials 21.0%
Capital Markets 14.0%
Bank of New York Co., Inc.	2,739,440	88,209,968
Lehman Brothers Holdings, Inc.	1,527,750	99,532,912
Mellon Financial Corp.	1,179,130	40,597,446
Merrill Lynch & Co., Inc.	1,598,790	111,211,832
Morgan Stanley	1,588,460	100,406,557
The Goldman Sachs Group, Inc.	758,200	114,056,026
UBS AG	568,160	62,327,152

		616,341,893
Commercial Banks 3.9%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	356,060	23,638,823
Wachovia Corp.	890,530	48,159,863
Wells Fargo & Co.	1,489,650	99,925,722

		171,724,408
Diversified Financial Services 1.9%
Bank of America Corp.	1,769,036	85,090,632
Insurance 1.2%
MetLife, Inc.	1,075,480	55,075,331
Health Care 12.3%
Biotechnology 0.7%
Amgen, Inc.*	506,810	33,059,216
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	2,246,880	82,595,309
C.R. Bard, Inc.	719,940	52,742,804

		135,338,113
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	573,450	36,890,038
Caremark Rx, Inc.*	454,070	22,644,471
UnitedHealth Group, Inc.	1,329,200	59,521,576
WellPoint, Inc.*	505,580	36,791,057

		155,847,142
Life Sciences Tools & Services 0.5%
Fisher Scientific International, Inc.*	315,390	23,039,240
Pharmaceuticals 4.5%
Abbott Laboratories	1,450,410	63,252,380
AstraZeneca PLC (ADR)	251,670	15,054,899
Johnson & Johnson	826,440	49,520,285
Novartis AG (ADR)	1,287,480	69,420,922

		197,248,486

Industrials 11.4%
Aerospace & Defense 3.1%
Boeing Co.	859,660	70,414,751
United Technologies Corp.	1,028,620	65,235,080

		135,649,831
Electrical Equipment 1.1%
Emerson Electric Co.	557,350	46,711,504
Industrial Conglomerates 6.0%
General Electric Co.	5,191,740	171,119,750
Tyco International Ltd.	3,431,310	94,361,025

		265,480,775
Machinery 0.9%
PACCAR, Inc.	507,290	41,790,550
Road & Rail 0.3%
Canadian National Railway Co.	310,470	13,583,063
Information Technology 14.8%
Communications Equipment 4.0%
Cisco Systems, Inc.*	3,778,160	73,787,465
Motorola, Inc.	1,784,410	35,955,862
QUALCOMM, Inc.	1,678,590	67,261,101

		177,004,428
Computers & Peripherals 1.3%
Apple Computer, Inc.*	341,580	19,511,049
International Business Machines Corp.	478,140	36,730,715

		56,241,764
Internet Software & Services 2.7%
eBay, Inc.*	2,204,390	64,566,583
Google, Inc. "A"*	126,630	53,099,758

		117,666,341
IT Services 1.6%
Automatic Data Processing, Inc.	1,521,250	68,988,687
Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	2,208,250	35,950,310
ASML Holding NV (NY Shares) (Registered)*	2,023,350	40,912,137
Maxim Integrated Products, Inc.	707,460	22,716,541

		99,578,988
Software 3.0%
Adobe Systems, Inc.*	1,297,270	39,385,117
Electronic Arts, Inc.*	308,420	13,274,397
Microsoft Corp.	3,426,580	79,839,314

		132,498,828
Materials 2.9%
Chemicals 0.8%
Dow Chemical Co.	927,220	36,189,397
Metals & Mining 1.6%
Alcan, Inc.	428,100	20,095,014
Companhia Vale do Rio Doce (ADR) (a)	1,447,020	34,786,361
Mittal Steel Co. NV "A" (NY Shares) (Registered) (a)	583,650	17,807,161

		72,688,536
Paper & Forest Products 0.5%
Weyerhaeuser Co.	323,490	20,137,252

Telecommunication Services 3.1%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	2,508,950	69,974,615
Wireless Telecommunication Services 1.5%
American Tower Corp. "A"*	702,880	21,873,626
Sprint Nextel Corp.	2,215,480	44,287,445

		66,161,071
Utilities 3.3%
Electric Utilities 2.3%
Allegheny Energy, Inc.*	990,380	36,713,387
Exelon Corp.	694,440	39,465,025
FPL Group, Inc.	633,190	26,201,402

		102,379,814
Independent Power Producers & Energy Traders 1.0%
TXU Corp.	722,880	43,220,995

Total Common Stocks (Cost $3,957,158,408)		4,326,821,703
Exchange Traded Funds 1.3%
SPDR Trust, Series 1 (a) (Cost $61,682,594)	466,790	59,413,031
Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 5.1% (b) (c) (Cost $90,730,565)	90,730,565	90,730,565
Cash Equivalents 1.1%
Cash Management QP Trust, 5.07% (d) (Cost $49,975,370)	49,975,370	49,975,370
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,159,546,937)	102.5	4,526,940,669
Other Assets and Liabilities, Net	(2.5)	(111,076,116)

Net Assets	100.0	4,415,864,553

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $88,334,911 which is 2.0% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006